Noncontrolling Interests (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Noncontrolling Interest [Abstract]
Net gains (losses) recognized due to deconsolidation of subsidiaries	¥ 4,448	¥ (2,848)	¥ 3,261